Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2015
Investments in Affiliated Companies [Abstract]
Schedule Of Equity Investments Income Statement Information [Table Text Block]
Earnings from equity method investments, which are included in other non-operating income and expense, and dividends received from equity method investments consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Earnings from equity method investments	$8.8	$12.5	$13.7
Dividends received from equity method investments	$8.7	$9.2	$10.1

Summary of Investments in affiliated companies
Investments in affiliated companies consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Trans Union de Mexico, S.A. (25.69% ownership interest)	$39.2	$45.0
All other equity method investments	6.3	6.9
Total equity method investments	$45.5	$51.9
Total cost method investments	5.0	0.9
Total investments in affiliated companies	$50.5	$52.8

Significant Equity Method Investments - Summarized Financial Information Balance Sheet [Table Text Block]
The summarized financial information and earnings for all of our equity method investments as required by SEC Regulation S-X, Rule 1-02(bb)(i) and (ii) consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Current assets	$52.9	$57.8
Noncurrent assets	$14.5	$14.7
Current liabilities	$18.2	$18.0
Noncurrent liabilities	$0.1	$0.1

Significant Equity Method Investments - Summarized Financial Information Income Statement [Table Text Block]

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Revenue	$106.1	$124.9	$132.6
Operating income	$40.6	$55.7	$57.7
Income from continuing operations	$31.9	$43.9	$48.2
Net income	$31.9	$43.9	$48.2